First time adoption of IFRS - Comprehensive income (Details)	6 Months Ended					9 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Sep. 30, 2020 GBP (£)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 GBP (£)	Sep. 30, 2020 GBP (£)
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue	£ 0			£ 0
Other operating income	0			0		£ 981,583	£ 1,539,490
Administrative expenses	(3,982,325)			(852,379)		(697,282)	(2,173,713)
Operating loss	(3,982,325)			(852,379)		284,301	(634,223)
Finance costs	(426,255)			(148,079)		(69,466)	(307,936)
Finance income	0			50,882		400,666	50,882
Loss before tax	(4,408,580)	€ (4,408,580)		(949,576)	€ (949,576)	615,501	(891,277)
Income tax credit	0			290,820		199,227	445,723
Profit Loss	£ (4,408,580)		£ 213,202	£ (658,756)		814,728	£ (445,554)
UK GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Other operating income						2,176,978
Administrative expenses						(3,615,376)
Operating loss						(1,438,398)
Loss before tax						(1,438,398)
Profit Loss						(1,438,398)
Reclassification and Remeasurement
Disclosure of comparative information prepared under previous GAAP [line items]
Other operating income						(1,195,395)
Administrative expenses						2,918,094
Operating loss						1,722,699
Finance costs						(69,466)
Finance income						400,666
Loss before tax						2,053,899
Income tax credit						199,227
Profit Loss						£ 2,253,126